Deferred dry dock and special survey costs, net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Jan. 14, 2022	Dec. 31, 2021
Deferred Dry Dock And Special Survey Costs Net
Total cost of special survey		$ 835	$ 438	$ 912
Amortization of special survey costs	$ 189